Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Retained earnings [member]	Foreign Currency Translation Reserve [Member]	Total
Balance at Jan. 31, 2020	$ 116,595	$ (120,122)	$ (552)	$ (4,079)
IfrsStatementLineItems [Line Items]
Loss for the half year		(11,558)		(11,558)
Other comprehensive loss for the half year			(1,141)	(1,141)
Total comprehensive loss for the half year		(11,558)	(1,141)	(12,699)
Convertible notes converted to equity	14,548			14,548
Conversion of debt	1,100			1,100
Balance at Jul. 31, 2020	132,243	(131,680)	(1,693)	(1,130)
Balance at Jan. 31, 2021	232,050	(164,882)	(3,317)	63,851
IfrsStatementLineItems [Line Items]
Loss for the half year		(48,767)		(48,767)
Write off of cumulative translation adjustment related to sold entity			31	31
Other comprehensive loss for the half year			3,481	3,481
Total comprehensive loss for the half year		(48,767)	3,512	(45,255)
Convertible notes converted to equity	2,841			2,841
Cash collected from sale of new share issuances and cash exercise of warrants and put option	244,059			244,059
Shares issued on cashless exercise of warrants	15,473			15,473
Balance at Jul. 31, 2021	$ 494,423	$ (213,649)	$ 195	$ 280,969